Subsequent Events	6 Months Ended
Sep. 30, 2014
Subsequent Events
Subsequent Events

14. Subsequent Events

Robert Bugbee, President and Director of Scorpio Tankers Inc. (“Scorpio”), resigned from the Company’s board of directors on October 29, 2014.  Pursuant to a shareholders’ agreement with Scorpio and other existing shareholders of the Company dated November 26, 2013, Scorpio retains the right to appoint one director to fill the resulting vacancy on the Company’s board of directors so long as Scorpio owns at least 10% of the Company’s outstanding shares.